Related Party Transactions Related Party Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 9	$ 5	[1]
LVS
Disclosure of transactions between related parties [line items]
Payables to related companies	4	2
Intermediate holding company
Disclosure of transactions between related parties [line items]
Payables to related companies	4	3
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 1	$ 0

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.